SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares upon exercise
Outstanding at beginning of year	1,453,741	1,736,143	2,189,297
Granted			62,200
Forfeited	(28,657)	(59,107)	(414,617)
Exercised	(290,828)	(223,295)	(100,737)
Outstanding at end of year	1,134,256	1,453,741	1,736,143
Exercisable at end of year	1,065,498	1,240,005	1,281,665
Vested and expected to vest	1,132,007	1,442,990	1,464,802
Weighted average exercise price
Outstanding at beginning of year	$ 7.59	$ 7.26	$ 7.63
Granted			5.91
Forfeited	17.47	10.05	9.79
Exercised	6.25	4.36	4.07
Outstanding at end of year	7.68	7.59	7.26
Exercisable at end of year	7.83	8.01	8.02
Vested and expected to vest	$ 7.68	$ 7.61	$ 7.65